Voyage Expenses and Vessel Operating Expenses (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Voyage expenses:
Commissions	$ 4,421	$ 3,597	$ 2,742
Bunkers	1,753	1,802	2,473
Port expenses	259	166	226
Other	457	680	649
Total	6,890	6,245	6,090
Vessel operating expenses:
Crew costs and related costs	31,788	28,945	21,154
Insurance expense	5,004	4,502	3,780
Spares, repairs, maintenance and other expenses	11,521	6,710	6,545
Stores and lubricants	7,790	6,535	5,022
Management fees (Note 4)	11,219	12,475	16,395
Vetting, insurances, spares and repairs (Note 4)	489	840	644
Other operating expenses	2,522	2,022	1,783
Total	$ 70,333	$ 62,029	$ 55,323